Segmented Information - Revenue by Product (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of products and services [line items]
Revenue	$ 1,494,718	$ 1,632,750
Refined silver and gold [member]
Disclosure of products and services [line items]
Revenue	1,106,793	1,177,388
Zinc concentrate [member]
Disclosure of products and services [line items]
Revenue	98,341	119,059
Lead concentrate [member]
Disclosure of products and services [line items]
Revenue	167,673	145,524
Copper concentrate [member]
Disclosure of products and services [line items]
Revenue	65,096	133,025
Silver Concentrate [member]
Disclosure of products and services [line items]
Revenue	$ 56,815	$ 57,754